Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total Principal	$ 7,098,366	$ 7,480,374
Unamortized discount and debt issuance costs	(97,729)	(96,288)
Total	7,000,637	7,384,086
Less current portion	(1,059,354)	(1,106,104)
Long-term portion	5,941,283	6,277,982
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Total Principal	592,657	592,657
Norwegian Kroner-denominated Bonds due through May 2020 [Member]
Debt Instrument [Line Items]
Total Principal	597,845	621,957
U.S. Dollar-denominated Term Loans due through 2026 [Member]
Debt Instrument [Line Items]
Total Principal	3,828,077	4,020,665
U.S. Dollar Bonds due through 2024 [Member]
Debt Instrument [Line Items]
Total Principal	474,839	502,449
Euro-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Total Principal	239,792	241,798
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total Principal	$ 1,365,156	$ 1,500,848